Accounting Policies - Classification and measurement of financial assets and financial liabilities on the date of initial application of IFRS 9 (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Original carrying amount under IAS 39, financial assets	€ 843,878		€ 843,878
Carrying amount of assets IFRS 9	842,794	€ 842,793
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Original carrying amount under IAS 39, financial liabilities	794,734		794,734
Carrying amount IFRS 9, financial liabilities	€ 794,657	794,657
Other liabilities [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Orignal measurement under IAS 39, financial liabilties	Amortised cost
Original carrying amount under IAS 39, financial liabilities	€ 18,889		18,889
Carrying amount IFRS 9, financial liabilities	€ 15,442	15,442
New measurement IFRS 9, financial liabilities	Amortised cost
Financial liabilities at fair value through profit or loss [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Original carrying amount under IAS 39, financial liabilities		87,142
Carrying amount IFRS 9, financial liabilities		89,370
Deposits from banks [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Orignal measurement under IAS 39, financial liabilties	Amortised cost
Original carrying amount under IAS 39, financial liabilities	€ 36,821		36,821
Carrying amount IFRS 9, financial liabilities	€ 36,929	36,929
New measurement IFRS 9, financial liabilities	Amortised cost
Customer Deposits [Member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Orignal measurement under IAS 39, financial liabilties	Amortised cost
Original carrying amount under IAS 39, financial liabilities	€ 539,828		539,828
Carrying amount IFRS 9, financial liabilities	€ 539,881	539,881
New measurement IFRS 9, financial liabilities	Amortised cost
Trading Liabilities [Member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Original carrying amount under IAS 39, financial liabilities			73,596
Carrying amount IFRS 9, financial liabilities		38,234
Trading Liabilities [Member] | Financial liabilities at fair value through profit or loss [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Orignal measurement under IAS 39, financial liabilties	FVTPL
Original carrying amount under IAS 39, financial liabilities	€ 73,596	73,596	73,596
Carrying amount IFRS 9, financial liabilities	€ 38,234	38,234	73,596
New measurement IFRS 9, financial liabilities	FVTPL
Non Trading Derivatives Liabilities [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Original carrying amount under IAS 39, financial liabilities			2,331
Carrying amount IFRS 9, financial liabilities		2,657
Non Trading Derivatives Liabilities [member] | Financial liabilities at fair value through profit or loss [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Orignal measurement under IAS 39, financial liabilties	FVTPL
Original carrying amount under IAS 39, financial liabilities	€ 2,331	2,331	2,331
Carrying amount IFRS 9, financial liabilities	€ 2,657	2,657	2,331
New measurement IFRS 9, financial liabilities	FVTPL
Debt securities in issue [Member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Orignal measurement under IAS 39, financial liabilties	Amortised cost
Original carrying amount under IAS 39, financial liabilities	€ 96,086		96,086
Carrying amount IFRS 9, financial liabilities	€ 96,826	96,826
New measurement IFRS 9, financial liabilities	Amortised cost
Subordinated Loans [Member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Orignal measurement under IAS 39, financial liabilties	Amortised cost
Original carrying amount under IAS 39, financial liabilities	€ 15,968		15,968
Carrying amount IFRS 9, financial liabilities	€ 16,209	16,209
New measurement IFRS 9, financial liabilities	Amortised cost
Other financial liabilities [Member] | Financial liabilities at fair value through profit or loss [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Orignal measurement under IAS 39, financial liabilties	FVTPL
Original carrying amount under IAS 39, financial liabilities	€ 11,215
Carrying amount IFRS 9, financial liabilities	€ 48,479
New measurement IFRS 9, financial liabilities	FVTPL (designated)
Other assets [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Original measurement under IAS 39, financial assets	Amortised cost
Original carrying amount under IAS 39, financial assets	€ 18,875		18,875
Carrying amount of assets IFRS 9	€ 14,939	14,939
New measurement under IFRS 9, financial assets	Amortised cost
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Original carrying amount under IAS 39, financial assets		123,221
Carrying amount of assets IFRS 9		128,248
Cash and balances with central banks [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Original measurement under IAS 39, financial assets	Amortised cost
Original carrying amount under IAS 39, financial assets	€ 21,989		21,989
Carrying amount of assets IFRS 9	€ 21,992	21,992
New measurement under IFRS 9, financial assets	Amortised cost
Loans And Advances To Banks [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Original measurement under IAS 39, financial assets	Amortised cost
Original carrying amount under IAS 39, financial assets	€ 28,811		28,811
Carrying amount of assets IFRS 9	€ 28,691	28,691
New measurement under IFRS 9, financial assets	Amortised cost
Trading assets [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Original carrying amount under IAS 39, financial assets			116,748
Carrying amount of assets IFRS 9		65,484
Trading assets [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Original measurement under IAS 39, financial assets	FVTPL
Original carrying amount under IAS 39, financial assets	€ 116,748	116,748	116,748
Carrying amount of assets IFRS 9	€ 65,484	65,484	116,748
New measurement under IFRS 9, financial assets	FVTPL (mandatorily)
Non Trading Derivatives Assets [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Original carrying amount under IAS 39, financial assets			2,231
Carrying amount of assets IFRS 9		2,808
Non Trading Derivatives Assets [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Original measurement under IAS 39, financial assets	FVTPL
Original carrying amount under IAS 39, financial assets	€ 2,231	2,231	2,231
Carrying amount of assets IFRS 9	€ 2,808	2,808	2,231
New measurement under IFRS 9, financial assets	FVTPL (mandatorily)
Debt securities [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Carrying amount of assets IFRS 9	€ 30,437
New measurement under IFRS 9, financial assets	FVOCI
Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Original carrying amount under IAS 39, financial assets		1,738	1,738
Carrying amount of assets IFRS 9		3,139	1,738
Debt securities [member] | Held-to-maturity [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Original measurement under IAS 39, financial assets	Amortised cost
Original carrying amount under IAS 39, financial assets	€ 9,343
Debt securities [member] | Available-for-sale [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Original measurement under IAS 39, financial assets	FVOCI
Original carrying amount under IAS 39, financial assets	€ 65,747
Loans And Advances [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Carrying amount of assets IFRS 9	€ 3,364
New measurement under IFRS 9, financial assets	FVOCI
Loans And Advances [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Original carrying amount under IAS 39, financial assets		2,500	2,500
Carrying amount of assets IFRS 9		56,613	2,500
Equity securities [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Carrying amount of assets IFRS 9	€ 3,800
New measurement under IFRS 9, financial assets	FVOCI (designated)
Equity securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Original carrying amount under IAS 39, financial assets		4	4
Carrying amount of assets IFRS 9		204	4
Equity securities [member] | Available-for-sale [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Original measurement under IAS 39, financial assets	FVOCI
Original carrying amount under IAS 39, financial assets	€ 3,983
Securities at amortised cost [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Original carrying amount under IAS 39, financial assets			9,343
Carrying amount of assets IFRS 9	€ 48,480	48,480
New measurement under IFRS 9, financial assets	Amortised cost
Loans and advances to customers [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Original measurement under IAS 39, financial assets	Amortised cost
Original carrying amount under IAS 39, financial assets	€ 571,909		€ 571,909
Carrying amount of assets IFRS 9	€ 562,842	€ 562,842
New measurement under IFRS 9, financial assets	Amortised cost
Other financial assets [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Original measurement under IAS 39, financial assets	FVTPL
Original carrying amount under IAS 39, financial assets	€ 4,242
Carrying amount of assets IFRS 9	€ 2,162
New measurement under IFRS 9, financial assets	FVTPL (designated)
Other financial assets [Member] | Mandatorily measured at fair value through profit or loss [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Original carrying amount under IAS 39, financial assets	€ 0
Carrying amount of assets IFRS 9	€ 57,795
New measurement under IFRS 9, financial assets	FVTPL (mandatorily)